Debt Obligations (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Oct. 03, 2011	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	May 10, 2013	Dec. 31, 2013	Oct. 31, 2014	Dec. 04, 2008	Oct. 06, 2014	Sep. 06, 2014	Mar. 01, 2011	Sep. 19, 2013
Additional principal amount of senior notes to be raised	$ 1,250,000,000
Withdrawals from revolving credit facilities		15,000,000	65,000,000
Letters of credit outstanding				2,300,000
Collateralized debt								100,000,000
Line of Credit Facility, Remaining Borrowing Capacity				97,700,000
Long-term Debt, Gross				2,139,600,000		2,284,200,000
Current portion - long-term debt		30,100,000		20,100,000		10,200,000
Maximum [Member]
Debt instrument maturity date				Dec. 31, 2061
Minimum [Member]
Debt instrument maturity date				Dec. 31, 2016
DPL [Member] | Credit Facility [Member]
Letters of credit outstanding		2,300,000
Line of Credit Facility, Remaining Borrowing Capacity		97,700,000
Senior Unsecured notes maturing October 2019 at 6.75% [Member]
Debt Instrument, Face Amount									200,000,000
Debt instrument interest percentage									6.75%
Senior Unsecured Notes At 6.50 Maturing On October 15 2016[Member]
Debt Instrument, Face Amount										280,000,000
Senior Unsecured Notes At 6.50 Maturing On October 15 2016[Member] | Tender offer [Member]
Debt Instrument, Face Amount									300,000,000
U.S. Government note maturing in February 2061 - 4.20% [Member]
Debt Instrument, Maturity Date Range, End		Feb. 01, 2061		Feb. 01, 2061
Long-term Debt, Gross		18,100,000		18,100,000		18,300,000					18,700,000
Current portion - long-term debt		100,000		100,000
Debt instrument interest percentage		4.20%		4.20%							4.20%
Revolving Credit Agreement with Bank Group [Member]
Unsecured revolving credit agreement					100,000,000
Increase/decrease additional facility					100,000,000
Letter of credit sublimit					100,000,000
Revolving Credit Agreeement with Bank Group Expiring 2018 [Member]
Debt instrument maturity date		May 10, 2018
Unsecured revolving credit agreement					300,000,000
Increase/decrease additional facility					50,000,000
Letter of credit sublimit					100,000,000
Letters of credit outstanding				700,000
Line of Credit Facility, Remaining Borrowing Capacity				299,300,000
Revolving Credit Agreeement with Bank Group Expiring 2018 [Member] | DP&L [Member]
Unsecured revolving credit agreement					300,000,000
Increase/decrease additional facility					100,000,000
Letter of credit sublimit					100,000,000
Letters of credit outstanding		1,400,000
Line of Credit Facility, Remaining Borrowing Capacity		298,600,000
Revolving Credit Agreeement with Bank Group Expiring 2018 [Member] | DPL [Member]
Debt instrument maturity date					May 10, 2018
Unsecured revolving credit agreement					100,000,000
Increase/decrease additional facility					50,000,000
Letter of credit sublimit					100,000,000
Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]
Additional principal amount of senior notes to be raised	450,000,000
Debt Instrument, Maturity Date Range, End		Oct. 01, 2016		Oct. 01, 2016
Long-term Debt, Gross		130,000,000		130,000,000		430,000,000
Repayments of debt						20,000,000
Debt instrument interest percentage	6.50%	6.50%		6.50%		6.50%
Ten Year Senior Unsecured Notes at 7.25% maturing at October 15, 2021 [Member]
Additional principal amount of senior notes to be raised	800,000,000
Debt Instrument, Maturity Date Range, End		Oct. 01, 2021		Oct. 01, 2021
Long-term Debt, Gross		780,000,000		780,000,000		780,000,000
Repayments of debt						20,000,000
Debt instrument interest percentage	7.25%	7.25%		7.25%		7.25%
Unsecured Term Loan Agreement [Member]
Long-term Debt, Gross					200,000,000
Term Loan Amortization Year 1					5.00%
Repayments of debt					200,000,000
First Mortgage Bonds Maturing in September 2016 - 1.875%
Debt Instrument, Maturity Date Range, End		Sep. 01, 2016		Sep. 01, 2016
Long-term Debt, Gross		445,000,000		445,000,000		445,000,000						445,000,000
Debt instrument interest percentage		1.875%		1.875%
Note to DPL Capital Trust II Maturing in September 2031 - 8.125% [Member]
Debt Instrument, Maturity Date Range, End		Sep. 01, 2031		Sep. 01, 2031
Long-term Debt, Gross		15,600,000		15,600,000		20,600,000
Repayments of debt							5,000,000
Debt instrument interest percentage		8.125%		8.125%
Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.26% and 0.06% - 0.32% [Member]
Debt Instrument, Maturity Date Range, End		Nov. 01, 2040		Nov. 01, 2040
Long-term Debt, Gross		100,000,000		100,000,000		100,000,000
Debt instrument interest percentage		0.02%
Bank Term Loan maturing in May 2018 [Member]
Debt Instrument, Maturity Date Range, End		May 01, 2018		May 01, 2018
Loans Payable, Noncurrent				160,000,000
Long-term Debt, Gross		130,000,000		140,000,000		180,000,000
Current portion - long-term debt		$ 30,000,000		20,000,000		$ 10,000,000
Debt instrument interest percentage				2.41%